7. Goodwill And Intangible Assets, Net (Details Narrative)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)	Dec. 31, 2011 U.S. Dollars USD ($)
Carrying amount of goodwill	80,625,667		80,625,667			$ 12,941,312
Amortization expense	6,900,000		11,200,000		15,100,000		1,100,000
Unamortized capitalized software cost	14,000,000		8,100,000			2,300,000
Impairment loss for software		2,060,000		2,400,000			330,000
Impairment loss for trade name			2,070,000		0	$ 330,000